Commitments and Contingencies (Details) $ / shares in Units, $ in Millions	3 Months Ended	4 Months Ended	6 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares
Commitments And Contingencies [Line Items]
Underwriting discount per unit | $ / shares			$ 0.20
Aggregate underwriter discount			$ 5.8
Percentage of gross proceeds of IPO payable as marketing fee to underwriter			3.5
Aggregate underwriter fee payable			$ 10.1
Initial Public Offering
Commitments And Contingencies [Line Items]
Underwriting discount per unit | $ / shares		$ 0.20
Aggregate underwriter discount		$ 5.8
Percentage of gross proceeds of IPO payable as marketing fee to underwriter		3.5
Aggregate underwriter fee payable	$ 10.1	$ 10.1